TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 1.0%
-----------------------------------------------------------------------
Gentex Corp.(1)                               100,000      $  3,166,000
-----------------------------------------------------------------------
                                                           $  3,166,000
-----------------------------------------------------------------------
Banks - Central U.S. -- 0.8%
-----------------------------------------------------------------------
Corus Bankshares, Inc.                         50,000      $  2,512,950
-----------------------------------------------------------------------
                                                           $  2,512,950
-----------------------------------------------------------------------
Banks - West/Southwest -- 0.6%
-----------------------------------------------------------------------
CVB Financial Corp.                            80,000      $  1,720,000
-----------------------------------------------------------------------
                                                           $  1,720,000
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                    150,000      $  4,296,000
Cumulus Media, Inc.(1)                        200,000         3,746,000
Radio One, Inc.(1)                             41,000           877,400
-----------------------------------------------------------------------
                                                           $  8,919,400
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 5.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)         165,000      $  2,079,000
Exult, Inc.(1)                                 75,000           654,750
Fair, Isaac and Co., Inc.                      80,000         4,459,200
FileNET Corp.(1)                               35,000           603,750
Getty Images, Inc.(1)                          60,000         2,088,600
Iron Mountain, Inc.(1)                        120,000         3,696,000
Pegasus Solutions, Inc.(1)                    110,000         2,130,700
Pivotal Corp.(1)                               95,000           467,400
Visionics Corp.(1)                            100,000         1,012,000
-----------------------------------------------------------------------
                                                           $ 17,191,400
-----------------------------------------------------------------------
Commercial Services - Miscellaneous -- 0.4%
-----------------------------------------------------------------------
Harte-Hanks Communications, Inc.               40,000      $  1,284,800
-----------------------------------------------------------------------
                                                           $  1,284,800
-----------------------------------------------------------------------
Commercial Services - Schools -- 2.1%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                          45,000      $  1,725,300
Career Education Corp.(1)                      95,000         4,270,250
Devry, Inc.(1)                                 20,000           529,800
-----------------------------------------------------------------------
                                                           $  6,525,350
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.6%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                         91,200      $  1,854,096
-----------------------------------------------------------------------
                                                           $  1,854,096
-----------------------------------------------------------------------
Communications Equipment -- 0.4%
-----------------------------------------------------------------------
DSP Group, Inc.(1)                             20,900      $    443,498
WebEx Communications, Inc.(1)                  45,600           785,688
-----------------------------------------------------------------------
                                                           $  1,229,186
-----------------------------------------------------------------------
Computer Services -- 3.9%
-----------------------------------------------------------------------
Acxiom Corp.(1)                               250,000      $  4,157,500
BISYS Group, Inc. (The)(1)                    100,000         3,420,000
CACI International Inc.(1)                     40,000         1,206,960
PEC Solutions, Inc.(1)                        140,000         3,290,000
-----------------------------------------------------------------------
                                                           $ 12,074,460
-----------------------------------------------------------------------
Computer Software -- 5.9%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                       95,000      $  4,691,100
HNC Software, Inc.(1)                          80,000         1,529,600
J.D. Edwards & Co.(1)                         115,000         1,276,500
Keane, Inc.(1)                                100,000         1,564,000
Mercury Interactive Corp.(1)                   80,000         2,981,600
MSC Software Corp.(1)                          70,000           858,900
Renaissance Learning, Inc.(1)                  84,000         2,903,880
SERENA Software, Inc.(1)                      151,000         2,076,250
Speechworks International(1)                   80,000           392,000
-----------------------------------------------------------------------
                                                           $ 18,273,830
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.5%
-----------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)               8,000      $    231,600
MICROS Systems, Inc.(1)                        50,000         1,400,000
-----------------------------------------------------------------------
                                                           $  1,631,600
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 1.0%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                              180,000      $  1,296,000
Plexus Corp.(1)                                70,000         1,749,300
-----------------------------------------------------------------------
                                                           $  3,045,300
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Instruments and Controls -- 0.5%
-----------------------------------------------------------------------
AstroPower, Inc.(1)                            40,000      $  1,488,800
-----------------------------------------------------------------------
                                                           $  1,488,800
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 0.1%
-----------------------------------------------------------------------
Keithley Instruments, Inc.                     17,400      $    334,080
-----------------------------------------------------------------------
                                                           $    334,080
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 3.2%
-----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                   200,000      $  2,360,000
Maxim Integrated Products, Inc.(1)             47,058         2,343,488
Mykrolis Corp.(1)                              30,456           448,922
Numerical Technologies, Inc.(1)               140,000         1,825,600
Rudolph Technologies, Inc.(1)                  32,900         1,003,450
Varian Semiconductor Equipment
Associates, Inc.(1)                            40,000         1,868,800
-----------------------------------------------------------------------
                                                           $  9,850,260
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 2.8%
-----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)            12,500      $    435,000
Alpha Industries, Inc.(1)                     100,000         1,225,000
Exar Corp.(1)                                 205,000         4,087,700
Micrel, Inc.(1)                                75,000         1,646,250
Pericom Semiconductor Corp.(1)                100,000         1,427,000
-----------------------------------------------------------------------
                                                           $  8,820,950
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.5%
-----------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                  80,000      $  2,364,800
Zoran Corp.(1)                                 65,000         2,353,650
-----------------------------------------------------------------------
                                                           $  4,718,450
-----------------------------------------------------------------------
Finance - Investment Management -- 1.4%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A       167,500      $  4,313,125
-----------------------------------------------------------------------
                                                           $  4,313,125
-----------------------------------------------------------------------
Foods -- 0.8%
-----------------------------------------------------------------------
Flowers Foods, Inc.(1)                         93,300      $  2,434,197
-----------------------------------------------------------------------
                                                           $  2,434,197
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gaming -- 1.4%
-----------------------------------------------------------------------
Park Place Entertainment Corp.(1)             345,000      $  4,243,500
-----------------------------------------------------------------------
                                                           $  4,243,500
-----------------------------------------------------------------------
Health Services -- 4.3%
-----------------------------------------------------------------------
Accredo Health, Inc.(1)                        55,000      $  3,560,150
AmeriPath, Inc.(1)                             65,000         1,755,000
DIANON Systems, Inc.(1)                        45,000         2,952,000
MedQuist, Inc.(1)                             125,000         3,610,000
MIM Corp.(1)                                   75,000         1,335,000
-----------------------------------------------------------------------
                                                           $ 13,212,150
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.2%
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                30,000      $    294,900
Network Associates, Inc.(1)                    35,000           621,250
webMethods, Inc.(1)                            65,000           967,200
Websense, Inc.(1)                              70,000         1,869,700
-----------------------------------------------------------------------
                                                           $  3,753,050
-----------------------------------------------------------------------
Internet - Software -- 3.4%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)             190,000      $  2,090,000
Macromedia, Inc.(1)                            45,000         1,007,550
Manhattan Associates, Inc.(1)                  60,000         1,894,800
Retek, Inc.(1)                                125,012         2,950,158
TIBCO Software, Inc.(1)                       300,000         2,517,000
-----------------------------------------------------------------------
                                                           $ 10,459,508
-----------------------------------------------------------------------
Internet Content - Entertainment -- 0.4%
-----------------------------------------------------------------------
Alloy, Inc.(1)                                 90,000      $  1,138,500
-----------------------------------------------------------------------
                                                           $  1,138,500
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Aluminum -- 0.4%
-----------------------------------------------------------------------
Cognex Corp.(1)                                49,000      $  1,207,850
-----------------------------------------------------------------------
                                                           $  1,207,850
-----------------------------------------------------------------------
Manufacturing -- 0.9%
-----------------------------------------------------------------------
CoorsTek, Inc.(1)                              10,000      $    392,900
Roper Industries, Inc.                         50,000         2,299,500
-----------------------------------------------------------------------
                                                           $  2,692,400
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media - Newspapers -- 1.4%
-----------------------------------------------------------------------
The McClatchy Co.                              70,000      $  4,185,300
-----------------------------------------------------------------------
                                                           $  4,185,300
-----------------------------------------------------------------------
Media - Radio / TV -- 1.7%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)              100,000      $  5,225,000
-----------------------------------------------------------------------
                                                           $  5,225,000
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.3%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                            140,000      $  3,551,800
ArQule, Inc.(1)                                45,000           427,500
Cephalon, Inc.(1)                              14,000           820,960
Charles River Laboratories
International, Inc.(1)                        141,000         4,222,950
Decode Genetics, Inc.(1)                      180,000           999,000
EntreMed, Inc.(1)                              93,000           725,400
Tanox, Inc.(1)                                 60,000           717,540
Transkaryotic Therapies, Inc.(1)               36,000         1,434,960
XOMA Ltd.(1)                                  150,000           559,500
-----------------------------------------------------------------------
                                                           $ 13,459,610
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 1.4%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                               85,000      $  1,199,350
Adolor Corp.(1)                                50,000           687,500
Alkermes, Inc.(1)                              53,000         1,067,420
Neurocrine Biosciences, Inc.(1)                45,000         1,480,050
-----------------------------------------------------------------------
                                                           $  4,434,320
-----------------------------------------------------------------------
Medical - Hospitals -- 2.6%
-----------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                  105,000      $  4,410,000
Province Healthcare Co.(1)                     95,000         3,658,450
-----------------------------------------------------------------------
                                                           $  8,068,450
-----------------------------------------------------------------------
Medical - Instruments -- 0.3%
-----------------------------------------------------------------------
Given Imaging, Ltd.(1)                         70,000      $    969,500
-----------------------------------------------------------------------
                                                           $    969,500
-----------------------------------------------------------------------
Medical / Dental - Services -- 1.0%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                      90,000      $  3,195,000
-----------------------------------------------------------------------
                                                           $  3,195,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 2.1%
-----------------------------------------------------------------------
Aradigm Corp.(1)                              150,000      $    570,000
Closure Medical Corp.(1)                       36,300           541,233
Cytyc Corp.(1)                                 93,100         1,462,601
Resmed, Inc.(1)                                85,000         3,154,350
Thoratec Laboratories Corp.(1)                109,944           902,640
-----------------------------------------------------------------------
                                                           $  6,630,824
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)          817,200      $     12,857
Formation Capital Corp.(1)(2)                 400,000            63,720
-----------------------------------------------------------------------
                                                           $     76,577
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.1%
-----------------------------------------------------------------------
Hydril Co.(1)                                  20,000      $    510,380
Newfield Exploration Co.(1)                   125,000         4,731,250
Noble Affiliates, Inc.                        120,000         4,686,000
Quicksilver Resources, Inc.(1)                 40,000           976,000
Spinnaker Exploration Co.(1)                   74,000         3,170,900
Ultra Petroleum Corp.(1)                      100,000           881,000
XTO Energy, Inc.                              345,000         7,038,000
-----------------------------------------------------------------------
                                                           $ 21,993,530
-----------------------------------------------------------------------
Oil and Gas - Field Services -- 2.9%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                     160,000      $  3,016,000
Varco International, Inc.(1)                  253,525         5,194,727
Veritas DGC, Inc.(1)                           50,000           905,000
-----------------------------------------------------------------------
                                                           $  9,115,727
-----------------------------------------------------------------------
Paper and Forest Products -- 1.0%
-----------------------------------------------------------------------
Rayonier, Inc.                                 55,000      $  3,226,850
-----------------------------------------------------------------------
                                                           $  3,226,850
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 2.9%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                     125,000      $  5,433,750
Hot Topic, Inc.(1)                            120,000         2,707,200
Urban Outfitters, Inc.(1)                      25,600           774,144
-----------------------------------------------------------------------
                                                           $  8,915,094
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Auto Parts -- 1.7%
-----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    40,000      $  2,368,000
O'Reilly Automotive, Inc.(1)                   85,000         2,753,150
-----------------------------------------------------------------------
                                                           $  5,121,150
-----------------------------------------------------------------------
Retail - Computer Equipment -- 0.9%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                  108,100      $  2,821,410
-----------------------------------------------------------------------
                                                           $  2,821,410
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                          140,000      $  4,445,000
-----------------------------------------------------------------------
                                                           $  4,445,000
-----------------------------------------------------------------------
Retail - Electronics -- 1.1%
-----------------------------------------------------------------------
GameStop Corp.(1)                             120,000      $  2,286,000
Tweeter Home Entertainment Group,
Inc.(1)                                        60,000           990,600
-----------------------------------------------------------------------
                                                           $  3,276,600
-----------------------------------------------------------------------
Retail - Restaurants -- 5.1%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                      100,000      $  3,363,000
Applebee's International, Inc.                100,000         3,904,000
Cheesecake Factory, Inc. (The)(1)             115,000         4,787,450
Sonic Corp.(1)                                131,250         3,846,938
-----------------------------------------------------------------------
                                                           $ 15,901,388
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 1.5%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                       149,333      $  4,641,269
-----------------------------------------------------------------------
                                                           $  4,641,269
-----------------------------------------------------------------------
Retail - Super/Mini Markets -- 1.4%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                    90,000      $  4,208,400
-----------------------------------------------------------------------
                                                           $  4,208,400
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.1%
-----------------------------------------------------------------------
United Stationers(1)                           85,000      $  3,315,850
-----------------------------------------------------------------------
                                                           $  3,315,850
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Schools -- 0.6%
-----------------------------------------------------------------------
Corinthian Colleges, Inc.(1)                   33,100      $  1,949,259
-----------------------------------------------------------------------
                                                           $  1,949,259
-----------------------------------------------------------------------
Staffing -- 0.9%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                       129,100      $  2,669,788
-----------------------------------------------------------------------
                                                           $  2,669,788
-----------------------------------------------------------------------
Technology - Information Services -- 0.4%
-----------------------------------------------------------------------
Sapient Corp.(1)                              250,000      $  1,220,000
-----------------------------------------------------------------------
                                                           $  1,220,000
-----------------------------------------------------------------------
Telecommunications - Equipment -- 1.2%
-----------------------------------------------------------------------
Newport Corp.                                  75,000      $  1,538,250
Tekelec(1)                                    154,000         1,629,320
Tollgrade Communications, Inc.(1)              23,000           462,530
-----------------------------------------------------------------------
                                                           $  3,630,100
-----------------------------------------------------------------------
Telecommunications - Services -- 1.4%
-----------------------------------------------------------------------
Catapult Communications Corp.(1)              140,000      $  3,508,400
Metro One Telecommunications(1)                40,000           712,000
-----------------------------------------------------------------------
                                                           $  4,220,400
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)             115,000      $  2,236,750
-----------------------------------------------------------------------
                                                           $  2,236,750
-----------------------------------------------------------------------
Waste Disposal -- 1.3%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                            60,000      $  4,051,800
-----------------------------------------------------------------------
                                                           $  4,051,800
-----------------------------------------------------------------------
Wireless Equipment -- 1.1%
-----------------------------------------------------------------------
Crown Castle International Corp.(1)           482,600      $  3,522,980
-----------------------------------------------------------------------
                                                           $  3,522,980
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $264,700,654)                          $304,823,118
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRIVATE PLACEMENTS AND
SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)             80,000      $     56,000
Quincunx Gold Exploration(1)(2)(3)            300,000            57,403
Western Exploration and Development,
Ltd.(1)(3)                                    600,000           180,000
-----------------------------------------------------------------------
                                                           $    293,403
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    293,403
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 1.77%,
5/2/02                                       $  5,014      $  5,013,754
General Electric Capital Corp., 1.90%,
5/1/02                                          4,396         4,396,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $9,409,754)                         $  9,409,754
-----------------------------------------------------------------------
Total Investments -- 101.6%
   (identified cost $274,790,396)                          $314,526,275
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.6)%                   $ (4,951,541)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $309,574,734
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $274,790,396)                                    $314,526,275
Cash                                                         607
Receivable for investments sold                        6,660,519
Dividends receivable                                      64,406
Tax reclaim receivable                                     4,855
Prepaid expenses                                           1,729
----------------------------------------------------------------
TOTAL ASSETS                                        $321,258,391
----------------------------------------------------------------

Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $ 11,646,004
Payable to affiliate for Trustees' fees                    1,627
Accrued expenses                                          36,026
----------------------------------------------------------------
TOTAL LIABILITIES                                   $ 11,683,657
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $309,574,734
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $269,838,855
Net unrealized appreciation (computed on the basis
   of identified cost)                                39,735,879
----------------------------------------------------------------
TOTAL                                               $309,574,734
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $7,282)            $    235,268
Interest                                                 158,781
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    394,049
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $  1,012,916
Trustees' fees and expenses                                7,111
Custodian fee                                            109,431
Legal and accounting services                              9,005
Miscellaneous                                              1,531
----------------------------------------------------------------
TOTAL EXPENSES                                      $  1,139,994
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (745,945)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(19,982,829)
   Foreign currency transactions                          (1,444)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(19,984,273)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 31,280,934
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 31,280,934
----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $ 11,296,661
----------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 10,550,716
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                                       (UNAUDITED)       OCTOBER 31, 2001(1)
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $       (745,945) $                         (1,156,826)
   Net realized loss                                     (19,984,273)                          (53,716,162)
   Net change in unrealized
      appreciation (depreciation)                         31,280,934                           (20,927,245)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                       $     10,550,716  $                        (75,800,233)
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance Tax-Managed
      Emerging Growth Fund                          $             --  $                        382,775,917
   Contributions                                          40,074,730                            72,591,611
   Withdrawals                                           (48,888,665)                          (71,829,352)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                     $     (8,813,935) $                        383,538,176
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $      1,736,781  $                        307,737,943
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of period                              $    307,837,953  $                            100,010
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                    $    309,574,734  $                        307,837,953
----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2002      YEAR ENDED
                                  (UNAUDITED)         OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)               0.70%(2)
   Expenses after custodian
      fee reduction                       0.70%(2)               0.68%(2)
   Net investment loss                   (0.46)%(2)             (0.48)%(2)
Portfolio Turnover                          64%                    38%
-----------------------------------------------------------------------------
TOTAL RETURN(3)                           3.27%                    --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $309,575               $307,838
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Growth Portfolio (formerly Tax-Managed Emerging Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.
 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the advisory fee amounted to $1,012,916. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $197,041,094 and $206,521,542, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $274,790,396
    ------------------------------------------------------
    Gross unrealized appreciation             $ 60,587,488
    Gross unrealized depreciation              (20,851,609)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,735,879
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

7 Restricted Securities
-------------------------------------------
   At April 30, 2002, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES   COST     FAIR VALUE
    -----------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98    80,000  $80,000  $   56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

9 Name Change
-------------------------------------------
   Effective March 1, 2002, the Tax-Managed Emerging Growth Portfolio changed its name to Tax-Managed Small-Cap Growth Portfolio.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant